UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03946

UBS Managed Municipal Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.33%
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.100%, VRD	7,000,000	7,000,000
California Educational Facilities Authority Revenue (University of Southern California),
Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.130%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates),
Series 42C,
0.160%, VRD[1,2]	10,075,000	10,075,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.090%, VRD	5,000,000	5,000,000
0.100%, VRD	2,000,000	2,000,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter),
Series B,
0.110%, VRD	5,790,000	5,790,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-1,
0.110%, VRD	10,000,000	10,000,000
0.120%, VRD	14,600,000	14,600,000
Series B-2, Subseries 1,
0.190%, due 10/13/11	6,000,000	6,000,000
Series B-2, Subseries 2,
0.210%, due 11/22/11	6,000,000	6,000,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.130%, VRD	7,160,000	7,160,000
Series F,
0.110%, VRD	5,350,000	5,350,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series B,
0.110%, VRD	4,800,000	4,800,000
Series C,
0.110%, VRD	16,465,000	16,465,000
California Housing Finance Agency Revenue (Home Mortgage),
Series H,
0.150%, VRD[3]	10,900,000	10,900,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series E,
0.100%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center),
Series A,
0.210%, VRD	27,350,000	27,350,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project),
Series B,
0.100%, VRD	18,065,000	18,065,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp),
Series B,
0.210%, VRD	10,585,000	10,585,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation),
Series B,
0.100%, VRD	18,865,000	18,865,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts),
0.230%, VRD	6,200,000	6,200,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone Bonds),
Series B,
0.100%, VRD	32,850,000	32,850,000
Series C,
0.090%, VRD	16,200,000	16,200,000
California Municipal Finance Authority Revenue (Westmont College),
Series A,
0.130%, VRD	5,000,000	5,000,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project),
0.040%, VRD	1,100,000	1,100,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.040%, VRD	15,000,000	15,000,000
California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	5,000,000	5,023,608
California State Economic Recovery,
Series C-4,
0.100%, VRD	11,980,000	11,980,000
California State Enterprise Development Authority Revenue (Robert Louise Stevenson School),
0.130%, VRD	7,650,000	7,650,000
California State,
Series A,
Subseries A1-1,
0.100%, VRD	26,200,000	26,200,000
Subseries A1-2,
0.100%, VRD	10,000,000	10,000,000
Series A-1,
0.100%, VRD	14,000,000	14,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments),
Series K (FHLMC Insured),
0.180%, VRD	7,035,000	7,035,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula),
Series B,
0.130%, VRD	7,000,000	7,000,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program),
Series A,
0.130%, VRD	2,440,000	2,440,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.140%, VRD	17,000,000	17,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.130%, VRD	6,000,000	6,000,000
Allen County Ohio Hospital Facilities Revenue (Catholic Healthcare),
Series C
0.090%, VRD	10,000,000	10,000,000
Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series A,
0.030%, VRD	5,000,000	5,000,000
0.050%, VRD	27,000,000	27,000,000
Series B2,
0.090%, VRD	1,125,000	1,125,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.160%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series F (Bank of America Austin Certificates, Series 2008-1058),
0.220%, VRD[1,2]	6,750,000	6,750,000
Cerritos Community College District Bond Anticipation Notes,
2.000%, due 04/30/12	5,000,000	5,040,758
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project)
Series H (FNMA Insured),
0.160%, VRD	10,655,000	10,655,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (AGM-CR FGIC Insured),
0.160%, VRD[1,2]	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2
(Mandatory Put 03/01/12 @ 100),
0.190%, VRD	3,935,000	3,935,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding,
Series B,
0.130%, VRD	17,760,000	17,760,000
Fremont Certificates of Participation (Capital Improvement Financing Project),
0.140%, VRD	6,830,000	6,830,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.200%, VRD	3,345,000	3,345,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore),
Series A (FNMA Insured),
0.130%, VRD	10,000,000	10,000,000
Los Angeles County Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 02/29/12	7,000,000	7,061,721

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-2,
0.100%, VRD	3,600,000	3,600,000
Los Angeles Wastewater Systems Revenue Refunding,
Series A (Barclays Capital Municipal Trust Receipts Series 2W),
0.140%, VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.170%, VRD	3,400,000	3,400,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments),
Series A (FNMA Insured),
0.120%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding,
Series A-1,
0.080%, VRD	13,600,000	13,600,000
Metropolitan Water District Southern California Refunding (Special),
Series A,
0.080%, VRD	13,100,000	13,100,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
0.160%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-2,
0.080%, VRD	7,700,000	7,700,000
Modesto Water Revenue Certificates of Participation Refunding,
Series A,
0.120%, VRD	10,000,000	10,000,000
New York,
Subseries L-4,
0.090%, VRD	5,000,000	5,000,000
Orange County Apartment Development Revenue Refunding (Villas La Paz),
Series F (FNMA Insured),
0.130%, VRD	12,230,000	12,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G),
Series 3 (FNMA Insured),
0.150%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.160%, VRD[1,2]	1,075,000	1,075,000
Orange County Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	7,000,000	7,089,048
Orange County Water District Revenue Certificates of Participation,
Series A,
0.130%, VRD	20,415,000	20,415,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.120%, VRD	3,200,000	3,200,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments),
Series A (FNMA Insured),
0.120%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View),
Series A (FNMA Insured),
0.130%, VRD	3,650,000	3,650,000
San Bernardino County Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	7,000,000	7,088,529
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series B,
0.130%, VRD	7,020,000	7,020,000
San Diego County & School Districts Notes of Participation Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	6,000,000	6,076,772
San Francisco City & County Unified School District Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	7,000,000	7,088,010
San Jose Financing Authority Lease Revenue Refunding (Civic Center Garage),
Series B-1,
0.160%, VRD	2,280,000	2,280,000
Santa Barbara County Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	7,000,000	7,089,048
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project),
Series A,
0.150%, VRD	400,000	400,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured),
0.160%, VRD[1,2]	11,720,000	11,720,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.080%, VRD	3,970,000	3,970,000
Series B,
0.080%, VRD	12,405,000	12,405,000
Series C,
0.100%, VRD	8,800,000	8,800,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.160%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates),
Series 2160 (AGM Insured),
0.180%, VRD[1,2]	4,110,000	4,110,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
South Placer Wastewater Authority Wastewater Revenue Refunding,
Series A,
0.100%, VRD	7,600,000	7,600,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.160%, VRD[1,2]	3,690,000	3,690,000
Torrance Revenue (Torrance Memorial Medical Center),
Series B,
0.130%, VRD	15,900,000	15,900,000
Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	13,000,000	13,188,807
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.110%, VRD	1,125,000	1,125,000
Total municipal bonds and notes (cost—$791,626,301)		791,626,301

Tax-exempt commercial paper—12.58%
California Institute of Technology,
0.100%, due 10/20/11	7,000,000	7,000,000
California State University,
0.160%, due 11/09/11	11,082,000	11,082,000
0.170%, due 11/09/11	3,005,000	3,005,000
Los Angeles County Capital Asset Lease,
0.170%, due 10/04/11	12,000,000	12,000,000
Los Angeles County Metropolitan Transportation,
0.180%, due 12/01/11	12,400,000	12,400,000
0.210%, due 12/01/11	2,500,000	2,500,000
Los Angeles Department of Water,
0.150%, due 10/05/11	5,000,000	5,000,000
0.200%, due 10/13/11	5,000,000	5,000,000
0.160%, due 12/07/11	5,000,000	5,000,000
Los Angeles Harbor Department,
0.250%, due 02/13/12	10,000,000	10,000,000
Orange County Teeter Plan,
0.130%, due 10/06/11	10,000,000	10,000,000
Riverside County Teeter Plan,
0.160%, due 10/12/11	18,107,000	18,107,000
Santa Clara County Teeter Plan,
0.190%, due 10/03/11	13,000,000	13,000,000
Total tax-exempt commercial paper (cost—$114,094,000)		114,094,000
Total investments (cost—$905,720,301 which approximates cost for federal income tax purposes)[4]—99.91%		905,720,301
Other assets in excess of liabilities—0.09%		776,249
Net assets (applicable to 906,909,682 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		906,496,550

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.11% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Security subject to Alternative Minimum Tax.
4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total($)
Municipal bonds and notes	—	791,626,301	—	791,626,301
Tax-exempt commercial paper	—	114,094,000	—	114,094,000
Total	—	905,720,301	—	905,720,301

Weighted average maturity - 26 days

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2011.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—89.61%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.160%, VRD	8,500,000	8,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.160%, VRD	2,410,000	2,410,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.130%, VRD	3,000,000	3,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.120%, VRD	16,800,000	16,800,000
0.130%, VRD	2,340,000	2,340,000
Series A-2,
0.130%, VRD	1,000,000	1,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University),
Series B-1,
0.150%, VRD	9,940,000	9,940,000
Series B-2,
0.160%, VRD	3,210,000	3,210,000
New York State Dormitory Authority Revenue (Rockefeller University),
Series A,
0.140%, VRD	4,300,000	4,300,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.120%, VRD	10,000,000	10,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.120%, VRD	6,670,000	6,670,000
Series B,
0.120%, VRD	4,810,000	4,810,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.120%, VRD	20,525,000	20,525,000
Series B,
0.120%, VRD	5,310,000	5,310,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A,
0.100%, VRD	1,500,000	1,500,000
Series B,
0.100%, VRD	12,890,000	12,890,000
New York State Dormitory Authority Revenue (Wagner College),
0.120%, VRD	3,090,000	3,090,000
New York State Dormitory Authority State Personal Income Tax Revenue,
Series F (JP Morgan PUTTERs, Series 3239),
0.160%, VRD[1,2]	3,600,000	3,600,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.160%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing),
Series A (FNMA Insured),
0.140%, VRD	19,500,000	19,500,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.140%, VRD	17,075,000	17,075,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens),
Series A,
0.160%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.140%, VRD	29,260,000	29,260,000
New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.140%, VRD	9,600,000	9,600,000
New York State Housing Finance Agency Revenue (West 37th Street Housing),
Series A,
0.120%, VRD	4,200,000	4,200,000
Series B,
0.120%, VRD	15,700,000	15,700,000
New York State Thruway Authority General Revenue Bond Anticipation Notes,
Series A,
2.000%, due 07/12/12	7,000,000	7,088,955
New York State Urban Development Corp. Revenue State Personal Income Tax,
Series B (Barclays Capital Municipal Trust Receipts, Series 6W),
0.140%, VRD[1,2]	6,835,000	6,835,000
Albany Industrial Development Agency Civic Facility Revenue (College of Saint Rose),
Series A,
0.240%, VRD	5,980,000	5,980,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.),
Series B,
0.130%, VRD	6,000,000	6,000,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.130%, VRD	8,340,000	8,340,000
Chemung County Industrial Development Agency Civic Facilities Revenue (Elmira College Project),
Series A,
0.150%, VRD	4,890,000	4,890,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College),
Series A,
0.100%, VRD	8,970,000	8,970,000
0.150%, VRD	5,830,000	5,830,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.160%, VRD	2,100,000	2,100,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.),
Series A,
0.160%, VRD	9,540,000	9,540,000
Illinois Finance Authority Revenue (University of Chicago),
Series B,
0.100%, VRD	9,000,000	9,000,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas),
Series A,
0.160%, VRD	1,858,000	1,858,000
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.100%, VRD	5,300,000	5,300,000
Subseries 3-A,
0.140%, VRD	20,600,000	20,600,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.140%, VRD	5,950,000	5,950,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.120%, VRD	5,000,000	5,000,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.160%, VRD	7,320,000	7,320,000
New York City Health & Hospital Corp. Revenue (Health Systems),
Series C,
0.120%, VRD	1,500,000	1,500,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development),
Series A (FNMA Insured),
0.140%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Elliott Chelsea Development),
Series A,
0.160%, VRD	420,000	420,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments),
Series A,
0.140%, VRD	2,055,000	2,055,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest),
Series A,
0.260%, VRD	41,255,000	41,255,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments),
Series A (FHLMC Insured),
0.110%, VRD	4,600,000	4,600,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street),
Series A (FNMA Insured),
0.140%, VRD	11,100,000	11,100,000
New York City Industrial Development Agency Civic Facility Revenue (Abraham Joshua Heschel Project),
0.140%, VRD	5,895,000	5,895,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
0.150%, VRD	3,955,000	3,955,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy),
0.150%, VRD	2,770,000	2,770,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-5,
0.100%, VRD	12,600,000	12,600,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.160%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.160%, VRD[1,2]	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240),
0.160%, VRD[1,2]	2,040,000	2,040,000
New York City,
Subseries H-2,
0.120%, VRD	290,000	290,000
Subseries L-4,
0.090%, VRD	8,600,000	8,600,000
Subseries L-6,
0.100%, VRD	24,440,000	24,440,000
New York City Transitional Finance Authority (New York City Recovery),
Series 3,
Subseries 3-B,
0.100%, VRD	6,460,000	6,460,000
Subseries 3-F,
0.100%, VRD	21,775,000	21,775,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A-2,
0.120%, VRD	7,200,000	7,200,000
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts),
Series B-1,
0.120%, VRD	2,700,000	2,700,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art),
Series A1,
0.120%, VRD	8,200,000	8,200,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.150%, VRD	8,110,000	8,110,000
Series A2,
0.200%, VRD	7,340,000	7,340,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center),
Series A-1,
0.150%, VRD	9,025,000	9,025,000
Series A-2,
0.200%, VRD	5,295,000	5,295,000
North Hempstead Township Bond Anticipation Notes,
2.000%, due 06/08/12	7,000,000	7,083,091
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.160%, VRD	6,170,000	6,170,000
Oyster Bay Bond Anticipation Notes,
1.250%, due 11/18/11	1,000,000	1,001,066
Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.110%, VRD	10,735,000	10,735,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.120%, VRD	9,800,000	9,800,000
Puerto Rico Commonwealth Refunding (Public Improvement),
Series C-S-2 (AGM Insured),
0.120%, VRD	6,000,000	6,000,000
Riverhead Central School District,
1.500%, due 06/28/12	6,000,000	6,053,781
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
0.160%, VRD	3,775,000	3,775,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital),
Series C,
0.160%, VRD	5,855,000	5,855,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-1,
0.140%, VRD	765,000	765,000
Series A-2,
0.140%, VRD	9,500,000	9,500,000
Tarrytowns Union Free School District Bond Anticipation Notes (School Building Improvements),
1.500%, due 08/10/12	7,245,000	7,315,724
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca),
Series B,
0.200%, VRD	3,650,000	3,650,000
Town of Brookhaven,
1.000%, due 09/28/12	6,000,000	6,035,331
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.120%, VRD	1,435,000	1,435,000
Triborough Bridge & Tunnel Authority Revenues Refunding,
Subseries B-2,
0.300%, VRD	10,190,000	10,190,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project),
Series B,
0.140%, VRD	7,140,000	7,140,000
Total municipal bonds and notes (cost—$657,630,948)		657,630,948

Tax-exempt commercial paper—9.69%
Metropolitan Transportation Authority,
0.210%, due 10/05/11	5,000,000	5,000,000
0.220%, due 10/05/11	12,000,000	12,000,000
0.180%, due 12/08/11	19,400,000	19,400,000
New York State Dormitory Authority (Columbia University),
0.130%, due 12/07/11	14,300,000	14,300,000
New York State Power Authority,
0.120%, due 10/05/11	5,000,000	5,000,000
0.120%, due 10/07/11	5,097,000	5,097,000
0.200%, due 10/07/11	4,800,000	4,800,000
0.180%, due 12/06/11	5,487,000	5,487,000
Total tax-exempt commercial paper (cost—$71,084,000)		71,084,000
Total investments (cost—$728,714,948 which approximates cost for federal income tax purposes)[3]—99.30%		728,714,948
Other assets in excess of liabilities—0.70%		5,144,381
Net assets (applicable to 733,979,506 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		733,859,329

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.33% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	657,630,948	—	657,630,948
Tax-exempt commercial paper	—	71,084,000	—	71,084,000
Total	—	728,714,948	—	728,714,948

Weighted average maturity - 22 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2011.

UBS Managed Municipal Trust

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”).” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2011